Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years	12 Months Ended
Mar. 31, 2023 USD ($)
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	$ 65,200
China [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	5,278
Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	59,922
2024 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,220
2024 [Member] | China [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,220
2025 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	833
2025 [Member] | China [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	833
2026 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	246
2026 [Member] | China [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	246
2027 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,207
2027 [Member] | China [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,207
2028 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,772
2028 [Member] | China [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,772
2029 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,085
2029 [Member] | Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,085
2030 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	6,296
2030 [Member] | Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	6,296
2031 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	9,134
2031 [Member] | Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	9,134
2032 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	9,401
2032 [Member] | Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	9,401
2033 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	7,388
2033 [Member] | Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	7,388
2034 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	6,709
2034 [Member] | Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	6,709
2035 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	113
2035 [Member] | Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	113
2036 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	541
2036 [Member] | Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	541
2037 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	2,359
2037 [Member] | Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	2,359
2038 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	2,666
2038 [Member] | Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	2,666
2039 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,990
2039 [Member] | Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,990
2040 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	3,926
2040 [Member] | Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	3,926
2041 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	84
2041 [Member] | Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	84
2042 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	5,552
2042 [Member] | Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	5,552
2043 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	2,678
2043 [Member] | Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	$ 2,678